INVESTMENTS IN AFFILIATES - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet
Current assets	$ 270,027	$ 371,389
Current liabilities	(1,180,206)	(1,443,949)
Statement of Operations
Net (loss)/income	(167,930)	(122,375)	$ (168,214)
ECGS | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Balance Sheet
Current assets	26,589	27,719
Non-current assets	88	95
Current liabilities	(15,925)	16,024
Non-current liabilities	(931)	(1,203)
Non-controlling interests	0	0
Statement of Operations
Revenue	31,441	32,052
Net (loss)/income	(486)	297
Golar Partners | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Balance Sheet
Current assets	146,821	133,299
Non-current assets	1,880,840	1,972,313
Current liabilities	(832,277)	309,154
Non-current liabilities	(570,063)	(1,143,764)
Non-controlling interests	82,112	83,231
Statement of Operations
Revenue	284,734	299,652
Net (loss)/income	18,077	21,134
Hygo | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Balance Sheet
Current assets	109,596	126,406
Non-current assets	917,976	1,028,386
Current liabilities	(97,245)	232,200
Non-current liabilities	(453,278)	(338,351)
Non-controlling interests	13,557	7,090
Statement of Operations
Revenue	47,295	45,223
Net (loss)/income	(61,859)	(6,928)
Avenir | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Balance Sheet
Current assets	18,275	26,198
Non-current assets	151,940	71,742
Current liabilities	(18,950)	3,641
Non-current liabilities	(26,744)	(4,830)
Non-controlling interests	0	0
Statement of Operations
Revenue	2,340	1,058
Net (loss)/income	$ (6,006)	$ (7,878)